Derivatives - Summary of Current Replacement Cost of Derivatives by Sector (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 217,493	$ 231,621
Less: impact of master netting agreements and collateral	11,243	10,297
Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	55,615	53,645
Less: impact of master netting agreements and collateral	43,089	43,411
Derivatives, net	12,526	10,234
Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	37,642	40,008
Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	14,543	10,467
Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	3,430	3,170
Canada [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	41,340	41,336
Derivatives, net	3,898	3,749
Canada [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	29,608	32,494
Canada [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	9,737	7,031
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,995	1,811
United States [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,391	2,804
Derivatives, net	4,887	3,312
United States [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	930	2,355
United States [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	102	16
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	359	433
Other international [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	12,884	9,505
Derivatives, net	3,741	3,173
Other international [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	7,104	5,159
Other international [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	4,704	3,420
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 1,076	$ 926